ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by

Peoples Benefit Life Insurance Company

Supplement Dated June 9, 2003

to the

Prospectus dated May 1, 2003

Effective June 23, 2003, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Advisor’s Edge® Variable Annuity dated May 1, 2003

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

Peoples Benefit Life Insurance Company

Supplement Dated June 9, 2003

to the

Prospectus dated May 1, 2003

Effective June 23, 2003, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Advisor’s Edge Select® Variable Annuity dated May 1, 2003